Non-Current Assets and Disposal Groups Held for Sale	12 Months Ended
Dec. 31, 2018
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]

Non-Current Assets and Disposal Groups Held for Sale

Within the balance sheet, non-current assets and disposal groups held for sale are included in other assets and other liabilities.

in € m.	Dec 31, 2018	Dec 31, 2017
Cash, due and deposits with banks, Central bank funds sold and securities purchased under resale agreements	8	0
Financial assets at fair value through profit or loss	3	0
Financial assets available for sale	0	4
Loans	2,564	0
Property and equipment	62	15
Other assets	42	26
Total assets classified as held for sale	2,679	45

Deposits, Central bank funds purchased and securities sold under resale agreements	874	0
Financial liabilities at fair value through profit or loss	4	0
Long-term debt	0	0
Other liabilities	364	16
Total liabilities classified as held for sale	1,242	16

As of December 31, 2018 and December 31, 2017, no unrealized gains (losses) relating to non-current assets classified as held for sale were recognized directly in accumulated other comprehensive income (loss) (net of tax).

Sale of Portuguese Private & Commercial Bank business

On March 27, 2018, the Group announced that it has entered into an agreement to sell its local Private & Commercial Bank (PCB) business in Portugal to ABANCA Corporación Bancaria S.A. (“ABANCA”). Accordingly and at the end of the first quarter 2018, the business was classified as a disposal group held for sale. The valuation of the unit resulted in the recognition of a pretax loss of € (53) million which was recorded in other income (€ (40) million) and general and administrative expense (€ (13) million) of PCB in the first quarter 2018. With the transaction, Deutsche Bank continues to execute its strategy to sharpen its focus and reduce complexity. The transaction remains subject to regulatory approvals and other conditions. The parties are aiming to close the transaction in the first half of 2019.

Disposal of Polish Private & Commercial Bank business

Following the announcement made on December 14, 2017 that Deutsche Bank had entered into an agreement to sell its Polish Private & Commercial Banking (“PCB”) business from Deutsche Bank Polska S.A. (“DB Polska”), excluding its foreign currency denominated retail mortgage portfolio, together with DB Securities S.A., to Santander Bank Polska S.A. (“Santander Bank Polska”, former Bank Zachodni WBK S.A.), the Group obtained all material outstanding regulatory approvals on July 17, 2018 to proceed with the designated transaction. Accordingly, in the third quarter 2018 the respective business was classified as a disposal group held for sale. Before its classification as a disposal group held for sale, the Group had revalued the designated disposal unit and recorded a pre-tax loss of € (157) million included in PCB’s other income of the fourth quarter 2017. Updating the revaluation of the unit prior to its disposal in 2018 led to additional net year-to-date pretax charges of € (17) million recorded in PCB’s net revenues for 2018.

The sale is in line with the Group’s effort to continue to sharpen its focus and reduce complexity. Santander Bank Polska is part of the Santander Group, with Banco Santander S.A. being its parent company. The transaction was subject to approvals of the Polish FSA, other regulatory approvals, corporate consents and other conditions and closed in the fourth quarter 2018.

At closing of the transaction, the declaration of backing issued by Deutsche Bank AG in favor of DB Polska was terminated with regard to the liabilities included in the divested business. The declaration of backing issued in favor of DB Polska continues for the remaining business.

Disposals in 2017

Division	Disposal	Financial impact[1]	Date of the disposal
Corporate & Investment Bank

On June 5, 2017, the Group announced the completion of the sale of its Argentine subsidiary Deutsche Bank S.A. to Banco Comafi S.A. With outstanding substantial regulatory approvals received in May 2017, the entity had been classified as a disposal group held for sale prior to its disposal in June 2017.

		The disposal resulted in a pre-tax loss on sale of € 190 million, including the realization of a currency translation adjustment, which was recorded in 2017 and mainly included in C&A.	Second quarter 2017
Asset Management

In the fourth quarter 2016, the Group had classified its fund administration and custody business of Sal. Oppenheim Luxembourg as a disposal group held for sale. The transaction was subject to customary closing conditions and regulatory approvals and was completed on December 1, 2017.

		Up until its disposal, the revaluation of the unit resulted in an additional impairment loss of € 5 million recorded in Other income of 2017.	Fourth quarter 2017

[1]Impairment losses and reversals of impairment losses are included in Other income.